VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member] | Value of In-Force Non-Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Bottom of range [member] | Value of In-Force Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.91%	1.28%
Bottom of range [member] | Financial Options and Guarantees [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Top of range [member] | Value of In-Force Non-Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	3.90%	4.05%
Top of range [member] | Value of In-Force Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	4.81%	5.33%
Top of range [member] | Financial Options and Guarantees [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	3.90%	4.05%
Retail Price [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation		3.11%	3.43%
Expense [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation		3.41%	3.75%

[1]	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.